INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

		Radio									Internal
	Purchased	spectrum	Operating	Contract	Customer		Supplier	Trade	Customer	Non-compete	use
	software	license	Permits	backlog	relationships	Licenses	relationships	names	contract	agreements	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2019	47,254	72,908	—	5,162	112,961	3,883	17,070	90,591	—	44	5,440	355,313
Additions	11,128	—	100,380	—	—	—	—	—	—	—	13,189	124,697
Foreign currency translation difference	413	1,200	—	—	—	—	—	—	—	—	—	1,613
Amortization expense	(16,068)	(8,985)	(3,136)	(5,162)	(24,921)	(385)	(3,074)	(5,813)	—	(44)	(3,440)	(71,028)
Intangible assets, net December 31, 2019	42,727	65,123	97,244	—	88,040	3,498	13,996	84,778	—	—	15,189	410,595
Additions	12,893	—	274,904	—	—	—	—	—	66,708	—	8,684	363,189
Foreign currency translation difference	(32)	(4,213)	—	—	—	—	—	—	—	—	—	(4,245)
Amortization expense	(13,689)	(8,403)	(5,189)	—	(24,854)	(385)	(3,074)	(5,813)	(3,602)	—	(7,681)	(72,690)
Impairment	—	(38,654)	—	—	—	—	—	—	—	—	—	(38,654)
Intangible assets, net December 31, 2020	41,899	13,853	366,959	—	63,186	3,113	10,922	78,965	63,106	—	16,192	658,195
Intangible assets, net December 31, 2020 (US$)	6,421	2,123	56,239	—	9,684	477	1,674	12,102	9,671	—	2,482	100,873

Contract backlog relate to the order placed by the customers that have yet to be delivered at the acquisition date. Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Customer contract related to existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived over the contractual period of the existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators, which were valued using a replacement cost method given the relative ease of replacement. Trade names mainly relate to the trade names of Dermot Entities. Operating permits relate to the government authorized high-capacity utilities from the assets acquisitions (Note 4).

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 36 years.

Amortization expenses were approximately RMB68,115, RMB71,028 and RMB72,690 (US$11,140) for the years ended December 31, 2018, 2019 and 2020, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2021	78,149	11,977
2022	63,039	9,661
2023	41,574	6,371
2024	31,923	4,892
2025	27,424	4,203
	242,109	37,104